Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.6%
Diversified Telecommunication Services – 0.9%
Cellnex Telecom SA (144A)*	163,791	$5,446,195
Equity Real Estate Investment Trusts (REITs) – 79.2%
Activia Properties Inc	1,654	5,188,946
Advance Residence Investment Corp	1,697	4,383,523
Agree Realty Corp	218,413	15,492,034
Alexandria Real Estate Equities Inc	144,989	21,120,548
Brixmor Property Group Inc	666,868	15,117,898
CapitaLand Mall Trust	4,610,326	7,031,310
CubeSmart	414,969	16,702,502
Digital Realty Trust Inc	186,751	18,725,523
Gecina SA	52,176	5,315,166
Goodman Group	591,115	6,943,233
Healthpeak Properties Inc	811,647	20,347,990
Industrial & Infrastructure Fund Investment Corp	4,931	5,703,673
Japan Hotel Investment Corp	8,686	5,110,467
Japan Retail Fund Investment Corp	8,063	6,409,206
Land Securities Group PLC	700,500	5,267,252
LaSalle Logiport	2,498	3,047,363
Life Storage Inc	186,799	18,399,701
Link	1,745,600	12,817,846
Mapletree Logistics Trust	5,212,545	6,195,597
Merlin Properties Socimi SA	690,844	6,509,064
National Retail Properties Inc	411,617	18,835,594
Orix JREIT Inc	5,756	8,163,594
Prologis Inc	457,341	51,490,569
Rexford Industrial Realty Inc	283,328	15,481,042
Safestore Holdings PLC	401,338	4,588,378
Segro PLC	821,283	7,590,754
SITE Centers Corp	1,124,780	15,364,495
Spirit Realty Capital Inc	418,452	16,708,788
STAG Industrial Inc	474,340	15,325,925
Stockland	4,078,239	10,067,860
Sun Communities Inc	110,671	15,825,953
UDR Inc	499,740	19,354,930
UNITE Group PLC	444,459	4,892,875
VICI Properties Inc	828,344	26,838,346
Vicinity Centres	5,510,420	7,495,901
Welltower Inc	351,013	23,008,902
Workspace Group PLC	483,108	2,592,914
		469,455,662
Household Durables – 1.3%
PulteGroup Inc	173,272	7,889,074
Real Estate Management & Development – 18.2%
Ayala Land Inc	10,516,500	5,855,509
Capitaland Investment Ltd/Singapore	997,200	2,758,361
China Resources Land Ltd	2,850,000	12,945,417
China Vanke Co Ltd	2,958,500	5,930,184
CK Asset Holdings Ltd	1,947,000	11,987,990
CTP NV (144A)	294,695	3,469,618
Fastighets AB Balder - Class B*	1,188,445	5,564,518
Helical PLC	917,723	3,701,675
LEG Immobilien AG#	60,389	3,934,773
Mitsui Fudosan Co Ltd	867,900	15,858,029
Swire Properties Ltd	2,553,000	6,459,026
Tokyu Fudosan Holdings Corp	631,800	2,999,209
Tricon Capital Group Inc	1,637,255	12,625,899
VGP NV#	52,150	4,359,924
Vonovia SE	386,486	9,107,159
		107,557,291
Total Common Stocks (cost $617,343,148)		590,348,222
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $465,521)	465,427	465,521
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	208,600	208,600

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/3/23	$52,150	$52,150
Total Investments Purchased with Cash Collateral from Securities Lending (cost $260,750)		260,750
Total Investments (total cost $618,069,419) – 99.7%		591,074,493
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,956,588
Net Assets – 100%		$593,031,081

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$352,756,085	59.7%
Japan	56,864,010	9.6
Hong Kong	31,264,862	5.3
United Kingdom	28,633,848	4.9
Australia	24,506,994	4.2
China	18,875,601	3.2
Singapore	15,985,268	2.7
Germany	13,041,932	2.2
Canada	12,625,899	2.1
Spain	11,955,259	2.0
Philippines	5,855,509	1.0
Sweden	5,564,518	0.9
France	5,315,166	0.9
Belgium	4,359,924	0.7
Netherlands	3,469,618	0.6

Total	$591,074,493	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$34,864	$(440)	$-	$465,521
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	4,186∆	-	-	208,600
Total Affiliated Investments - 0.1%	$39,050	$(440)	$-	$674,121

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	8,309,444	39,028,044	(46,871,527)	465,521
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	55,187	4,617,238	(4,463,825)	208,600

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $8,915,813, which represents 1.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Telecommunication Services	$-	$5,446,195	$-
Equity Real Estate Investment Trusts (REITs)	344,140,740	125,314,922	-
Household Durables	7,889,074	-	-
Real Estate Management & Development	12,625,899	94,931,392	-
Investment Companies	-	465,521	-
Investments Purchased with Cash Collateral from Securities Lending	-	260,750	-
Total Assets	$364,655,713	$226,418,780	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70228 03-23